Document and Entity Information	Jun. 18, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000842717
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 18, 2024
Entity Registrant Name	BLUE RIDGE BANKSHARES, INC.
Entity Incorporation State Country Code	VA
Entity File Number	001-39165
Entity Tax Identification Number	54-1838100
Entity Address, Address Line One	1801 Bayberry
Entity Address, Address Line Two	Court
Entity Address, Address Line Three	Suite 101
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23226
City Area Code	(540)
Local Phone Number	743-6521
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value
Trading Symbol	BRBS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false